October 29, 2021

BNY MELLON SUSTAINABLE U.S. EQUITY PORTFOLIO, INC.

Supplement to Current Summary Prospectus and Prospectus

The following information supersedes and replaces the information contained in the sections "Portfolio Management" in the summary prospectus and "Fund Summary – Portfolio Management" in the prospectus:

The fund's investment adviser is BNY Mellon Investment Adviser, Inc. (BNYM Investment Adviser). BNYM Investment Adviser has engaged its affiliate, Newton Investment Management Limited (Newton), to serve as the fund's sub-investment adviser.

Charles French and Yuko Takano are the fund's primary portfolio managers, positions they have held since October 2021 and May 2019, respectively. Mr. French is the investment leader of the Equity Opportunities team at Newton, which is responsible for various core and sustainable active equity strategies. Ms. Takano is a member of the Equity Opportunities team and a portfolio manager on the Sustainable Global Equity and Sustainable U.S. Equity strategies at Newton. Newton's Responsible Investment team provides key input to the portfolio managers of this strategy, including fundamental research and company-level ESG analysis, which leverages Newton's thematic research framework to identify sustainable investment themes, as well as controversy monitoring, company engagement and active proxy voting.

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The following information supersedes and replaces the fourth paragraph in the section "Fund Details – Management" in the prospectus:

Charles French and Yuko Takano are the fund's primary portfolio managers, positions they have held since October 2021 and May 2019, respectively. Mr. French is the investment leader of the Equity Opportunities team at Newton, which is responsible for various core and sustainable active equity strategies. He joined Newton in 2000. Ms. Takano is a member of the Equity Opportunities team and a portfolio manager on the Sustainable Global Equity and Sustainable U.S. Equity strategies at Newton. She joined Newton in 2011. Newton's Responsible Investment team provides key input to the portfolio managers of this strategy including fundamental research and company-level ESG analysis, which leverages Newton's thematic research framework to identify sustainable investment themes, as well as controversy monitoring, company engagement and active proxy voting.

0111STK1021

October 29, 2021

BNY MELLON SUSTAINABLE U.S. EQUITY PORTFOLIO, INC.

Supplement to Current Statement of Additional Information

The following information supplements the portfolio manager information contained in the section of the Statement of Additional Information entitled "Certain Portfolio Manager Information":

The following table lists the number and types of accounts (including the funds) advised by each fund's primary portfolio manager(s) and assets under management in those accounts as of the end of the last fiscal year of the funds they manage.

Primary Portfolio Manager	Registered Investment Companies	Total Assets Managed	Other Pooled Investment Vehicles	Total Assets Managed	Other Accounts	Total Assets Managed
Charles French[1]	None	N/A	7	$1.5B	2	$544.9M

[1]	Because Mr. French became a primary portfolio manager of BNYMSUSEP, as of October 29, 2021, his information is as September 30, 2021.

The following table provides information on accounts managed (included within the table above) by each primary portfolio manager that are subject to performance-based advisory fees.

Primary Portfolio Manager	Type of Account	Number of Accounts Subject to Performance Fees	Total Assets of Accounts
Charles French	None	N/A	N/A

The following table lists the dollar range of fund shares beneficially owned by the primary portfolio manager(s) as of the end of the fund’s last fiscal year, except if otherwise indicated.

Primary Portfolio Manager	Fund	Dollar Range of Fund Shares Beneficially Owned
Charles French [1]	BNYMSUSEP	None

[1]	Mr. French became a primary portfolio manager of BNYMSUSEP as of October 29, 2021, and as of that date did not own shares of the fund.

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